Fair Value Measurements (Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Total assets	$ 98	$ 87
Liabilities
Total liabilities	338	370
Fair Value, Measurements, Recurring
Assets
Total assets	98	87
Liabilities
Total liabilities	338	370
Net assets (liabilities)	(240)	(283)
Fair Value, Measurements, Recurring | Cash flow hedges
Assets
Total assets	1
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Foreign exchange forwards
Assets
Total assets	15
Fair Value, Measurements, Recurring | Foreign exchange forwards | Cash flow hedges
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Interest rate hedges | Cash flow hedges
Assets
Total assets	1
Fair Value, Measurements, Recurring | Equity derivatives
Assets
Total assets		1
Liabilities
Total liabilities	1
Fair Value, Measurements, Recurring | Other
Liabilities
Total liabilities	1
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	14	28
Liabilities
Total liabilities	62	78
Fair Value, Measurements, Recurring | Regulatory deferral | Coal
Liabilities
Total liabilities	4	31
Fair Value, Measurements, Recurring | Regulatory deferral | Power
Assets
Total assets	9	23
Liabilities
Total liabilities	33	36
Fair Value, Measurements, Recurring | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	2	1
Liabilities
Total liabilities	6
Fair Value, Measurements, Recurring | Regulatory deferral | Natural gas
Assets
Total assets	3	2
Liabilities
Total liabilities	2	5
Fair Value, Measurements, Recurring | Regulatory deferral | Foreign exchange forwards
Assets
Total assets		2
Liabilities
Total liabilities	17	6
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument
Assets
Total assets	15	1
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument | Interest rate hedges
Assets
Total assets		1
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	68	58
Liabilities
Total liabilities	275	291
Fair Value, Measurements, Recurring | HFT derivatives | Power
Assets
Total assets	7	5
Liabilities
Total liabilities	7	7
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	61	53
Liabilities
Total liabilities	268	284
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets	16	18
Liabilities
Total liabilities	42	46
Net assets (liabilities)	(26)	(28)
Fair Value, Measurements, Recurring | Level 1 | Cash flow hedges
Assets
Total assets	1
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange forwards
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange forwards | Cash flow hedges
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 1 | Interest rate hedges | Cash flow hedges
Assets
Total assets	1
Fair Value, Measurements, Recurring | Level 1 | Equity derivatives
Assets
Total assets		1
Liabilities
Total liabilities	1
Fair Value, Measurements, Recurring | Level 1 | Other
Liabilities
Total liabilities	1
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	11	23
Liabilities
Total liabilities	36	39
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Coal
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Power
Assets
Total assets	9	23
Liabilities
Total liabilities	33	36
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	0	0
Liabilities
Total liabilities	3
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Natural gas
Assets
Total assets	2	0
Liabilities
Total liabilities	0	3
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets		0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument
Assets
Total assets	0	1
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument | Interest rate hedges
Assets
Total assets		1
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	4	(6)
Liabilities
Total liabilities	5	7
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power
Assets
Total assets	3	1
Liabilities
Total liabilities	4	5
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	1	(7)
Liabilities
Total liabilities	1	2
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets	68	54
Liabilities
Total liabilities	38	75
Net assets (liabilities)	30	(21)
Fair Value, Measurements, Recurring | Level 2 | Cash flow hedges
Assets
Total assets	0
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange forwards
Assets
Total assets	15
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange forwards | Cash flow hedges
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Level 2 | Interest rate hedges | Cash flow hedges
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 2 | Equity derivatives
Assets
Total assets		0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 2 | Other
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	3	5
Liabilities
Total liabilities	26	39
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Coal
Liabilities
Total liabilities	4	31
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Power
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	2	1
Liabilities
Total liabilities	3
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Natural gas
Assets
Total assets	1	2
Liabilities
Total liabilities	2	2
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets		2
Liabilities
Total liabilities	17	6
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument
Assets
Total assets	15	0
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument | Interest rate hedges
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	50	49
Liabilities
Total liabilities	12	35
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power
Assets
Total assets	2	3
Liabilities
Total liabilities	2	2
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	48	46
Liabilities
Total liabilities	10	33
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets	14	15
Liabilities
Total liabilities	258	249
Net assets (liabilities)	(244)	(234)
Fair Value, Measurements, Recurring | Level 3 | Cash flow hedges
Assets
Total assets	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange forwards
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange forwards | Cash flow hedges
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Interest rate hedges | Cash flow hedges
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 3 | Equity derivatives
Assets
Total assets		0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Other
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Coal
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Power
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	0	0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Natural gas
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets		0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument
Assets
Total assets	0	0
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument | Interest rate hedges
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	14	15
Liabilities
Total liabilities	258	249
Net assets (liabilities)	(244)	(234)
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power
Assets
Total assets	2	1
Liabilities
Total liabilities	1	0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas
Assets
Total assets	18	9
Liabilities
Total liabilities	226	228
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Energy Related derivative | Power
Assets
Total assets	1
Liabilities
Total liabilities	1
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Energy Related derivative | Natural gas
Assets
Total assets	(6)	5
Liabilities
Total liabilities	30	21
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	12	14
Liabilities
Total liabilities	$ 257	$ 249